UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07156

Name of Fund: BlackRock MuniYield Investment Quality Fund (MFT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Investment Quality Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2012

Date of reporting period: 04/30/2012

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2012 (Unaudited)	BlackRock MuniYield Investment Quality Fund (MFT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 4.3%
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC):
6.13%, 6/01/34	$1,500	$1,720,830
6.00%, 6/01/39	2,985	3,400,631
Selma Industrial Development Board, RB, International Paper Company Project, 5.38%, 12/01/35	375	395,374
		5,516,835
Arizona — 1.3%
Arizona State Board of Regents, Refunding RB:
University of Arizona, Series A, 5.00%, 6/01/42	500	555,620
University System Revenue, Series A, 5.00%, 7/01/28	935	1,084,478
		1,640,098
California — 21.6%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	1,960	2,231,989
California Health Facilities Financing Authority, RB:
5.00%, 11/15/40	165	177,030
Sutter Health, Series B, 6.00%, 8/15/42	1,150	1,348,065
California State Public Works Board, RB, Various Capital Projects, Series G-1 (AGC), 5.25%, 10/01/24	2,000	2,290,840
California State University, RB, Systemwide, Series A (AGM), 5.00%, 11/01/39	1,000	1,066,080
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 4/01/42	940	1,002,820
City of San Jose California, RB, Series A- 1, AMT, 6.25%, 3/01/34	1,250	1,431,488
City of San Jose California Airport, Refunding RB, Series A-1, AMT, 5.50%, 3/01/30	1,600	1,755,840
County of Sacramento California Airport System, RB, Senior Series A (AGC), 5.50%, 7/01/41	1,400	1,522,500
Los Angeles Community College District California, GO:
Election of 2001, Series A (NPFGC), 5.00%, 8/01/32	2,780	3,121,829
Election of 2008, Series C, 5.25%, 8/01/39	500	569,525
Redondo Beach Unified School District, GO, Election Of 2008, Series E, 5.50%, 8/01/34	1,000	1,156,860

Municipal Bonds	Par (000)	Value
California (concluded)
San Bernardino Community College District, GO, Election of 2002, Series A, 6.25%, 8/01/33	$840	$992,443
San Diego Public Facilities Financing Authority, Refunding RB, Series B (AGC), 5.38%, 8/01/34	1,020	1,172,500
San Jacinto Unified School District, GO, Election of 2006 (AGM), 5.25%, 8/01/32	1,000	1,081,260
State of California, GO, Refunding, 5.25%, 2/01/30	2,500	2,832,200
State of California, GO, Various Purpose (AGC), 5.50%, 11/01/39	3,450	3,825,015
		27,578,284
Colorado — 1.2%
Colorado Health Facilities Authority, RB, Hospital NCMC Inc. Project, Series B (AGM), 6.00%, 5/15/26	1,300	1,515,020
District of Columbia — 1.5%
District of Columbia Water & Sewer Authority, RB, Public Utility Revenue, Sub Lien, Series A, 5.00%, 10/01/30	1,625	1,891,793
Florida — 5.2%
City of Gainesville Florida, Refunding RB, Series C, 5.25%, 10/01/34	2,000	2,254,820
City of Jacksonville Florida, RB, Sales Tax Revenue, Better Jacksonville (NPFGC), 5.00%, 10/01/27	1,310	1,373,574
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	1,000	1,070,480
Florida Housing Finance Corp., HRB, Brittany Rosemont Apartments, Series C-1, AMT (AMBAC), 6.75%, 8/01/14	285	285,653
Manatee County Housing Finance Authority, RB, Series A, AMT (Fannie Mae), 5.90%, 9/01/40	520	578,682
Orange County Health Facilities Authority, RB, The Nemours Foundation Project, Series A, 5.00%, 1/01/29	1,000	1,100,980
		6,664,189
Illinois — 13.5%
Chicago Board of Education Illinois, GO, Series A:
5.50%, 12/01/39	1,500	1,695,495
5.00%, 12/01/41	1,000	1,075,640
City of Chicago Illinois, GARB, O’Hare International Airport, General, Third Lien, Series A, 5.75%, 1/01/39	770	881,812
City of Chicago Illinois, RB, General, Third Lien, Series C, 6.50%, 1/01/41	3,680	4,413,829

BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	APRIL 30, 2012	1

Schedule of Investments (continued)	BlackRock MuniYield Investment Quality Fund (MFT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
City of Chicago Illinois, Refunding RB, General, Third Lien, Series C (AGC), 5.25%, 1/01/38	$525	$584,294
City of Chicago Illinois Transit Authority, RB:
Federal Transit Administration Section 5309, Series A (AGC), 6.00%, 6/01/26	1,400	1,631,350
Sales Tax Receipts, 5.25%, 12/01/36	425	473,386
Sales Tax Receipts, 5.25%, 12/01/40	1,215	1,347,156
Illinois Finance Authority, RB, Carle Foundation, Series A, 6.00%, 8/15/41	1,555	1,710,562
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	940	1,074,204
6.00%, 6/01/28	270	306,385
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/28	1,750	1,955,607
		17,149,720
Indiana — 5.4%
Indiana Finance Authority Waste Water Utility, RB, CWA Authority Project, First Lien, Series A, 5.00%, 10/01/41	1,500	1,619,160
Indiana Municipal Power Agency, RB, Series A (NPFGC), 5.00%, 1/01/42	1,485	1,578,807
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	3,310	3,685,983
		6,883,950
Iowa — 0.6%
Iowa Finance Authority, Refunding RB, Iowa Health System (AGC), 5.25%, 2/15/29	700	765,912
Louisiana — 0.5%
New Orleans Aviation Board Louisiana, Refunding RB, GARB, Restructuring (AGC):
Series A-1, 6.00%, 1/01/23	375	446,520
Series A-2, 6.00%, 1/01/23	160	190,515
		637,035
Massachusetts — 0.4%
Massachusetts Development Finance Agency, RB, Wellesley College, Series J, 5.00%, 7/01/42	450	508,554
Michigan — 7.7%
City of Detroit Michigan, RB:
Second Lien, Series B (AGM), 6.25%, 7/01/36	1,800	2,064,654

Municipal Bonds	Par (000)	Value
Michigan (concluded)
City of Detroit Michigan, RB (concluded):
Second Lien, Series B (NPFGC), 5.50%, 7/01/29	$1,640	$1,820,613
Sewage Disposal System, Senior Lien, Series B (AGM), 7.50%, 7/01/33	660	827,020
City of Detroit Michigan, Refunding RB, Senior Lien, Series C-1 (AGM), 7.00%, 7/01/27	1,650	2,000,444
Michigan State Building Authority, Refunding RB, Facilities Program:
Series H (AGM), 5.00%, 10/15/26	375	418,991
Series I (AGC), 5.25%, 10/15/24	615	710,540
Series I (AGC), 5.25%, 10/15/25	310	355,542
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	1,265	1,608,675
		9,806,479
Minnesota — 2.8%
City of Minneapolis Minnesota, Refunding RB, Series B (AGC), 6.50%, 11/15/38	3,000	3,529,770
Missouri — 2.1%
Missouri Joint Municipal Electric Utility Commission Power, RB, Prairie State Project, Series A (AMBAC), 5.00%, 1/01/32	2,500	2,671,250
Nevada — 4.9%
Clark County Water Reclamation District, GO, Series A, 5.25%, 7/01/34	2,000	2,291,480
County of Clark Nevada, RB:
Las Vegas-McCarran International Airport, Series A (AGM), 5.25%, 7/01/39	2,675	2,908,554
Subordinate Lien, Series A-2 (NPFGC), 5.00%, 7/01/36	1,000	1,040,050
		6,240,084
New Jersey — 3.1%
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health (AGC), 5.50%, 7/01/38	1,400	1,524,236
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
5.25%, 6/15/36	1,000	1,117,420
Series A, 5.50%, 6/15/41	1,195	1,362,228
		4,003,884

BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	APRIL 30, 2012	2

Schedule of Investments (continued)	BlackRock MuniYield Investment Quality Fund (MFT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 7.8%
Metropolitan Transportation Authority, Transportation Revenue, Series C, 5.00%, 11/15/28 (a)	$1,200	$1,356,396
New York City Municipal Water Finance Authority, RB, Series FF-2, 5.50%, 6/15/40	1,545	1,765,502
New York City Transitional Finance Authority, RB:
Fiscal 2009, Series S-3, 5.25%, 1/15/39	1,000	1,098,760
Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/29	2,000	2,324,100
Future Tax Secured, Subordinate Bonds, Series C, 5.00%, 11/01/39	1,075	1,186,886
New York State Dormitory Authority, RB, General Purpose, Series C, 5.00%, 3/15/41	2,035	2,251,341
		9,982,985
Pennsylvania — 6.3%
City of Philadelphia Pennsylvania, RB, Series C (AGM):
5.00%, 8/01/35	1,615	1,769,071
5.00%, 8/01/40	2,880	3,131,194
Pennsylvania Turnpike Commission, RB, Sub-Series A, 6.00%, 12/01/41	2,000	2,220,700
Philadelphia Hospitals & Higher Education Facilities Authority, Refunding RB, The Children’s Hospital of Philadelphia Project, Series D, 5.00%, 7/01/32	870	969,397
		8,090,362
Puerto Rico — 1.3%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.38%, 8/01/39	1,425	1,657,560
Texas — 21.9%
Austin Community College District, RB, Educational Facilities Project, Round Rock Campus, 5.25%, 8/01/33	2,250	2,466,630
City of Houston Texas, Refunding RB, Combined, First Lien, Series A (AGC):
6.00%, 11/15/35	2,700	3,233,412
6.00%, 11/15/36	2,055	2,452,314
5.38%, 11/15/38	1,000	1,134,120
Clifton Higher Education Finance Corp., Refunding RB, Baylor University, 5.25%, 3/01/32	1,235	1,407,048
Frisco ISD Texas, GO, School Building (AGC), 5.50%, 8/15/41	1,210	1,430,111
Harris County Cultural Education Facilities Finance Corp., RB, Texas Children’s Hospital Project, 5.25%, 10/01/29	800	901,896

Municipal Bonds	Par (000)	Value
Texas (concluded)
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.25%, 12/01/35	$500	$596,760
Lamar Texas Consolidated ISD, GO, Refunding, School House, Series A, 5.00%, 2/15/45	1,000	1,120,750
Lubbock Cooper ISD Texas, GO, School Building (AGC), 5.75%, 2/15/42	500	561,030
North Texas Tollway Authority, RB, Special Projects System, Series A, 5.50%, 9/01/41	3,120	3,623,943
North Texas Tollway Authority, Refunding RB, System, First Tier:
(AGM), 6.00%, 1/01/43	1,000	1,163,550
Series A (AGC), 5.75%, 1/01/40	1,500	1,649,445
Series K-1 (AGC), 5.75%, 1/01/38	1,400	1,562,036
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Christus Health, Series A (AGC), 6.50%, 7/01/37	1,100	1,261,590
Texas Tech University, Refunding RB, Improvement Bonds, 14th Series A, 5.00%, 8/15/29	1,105	1,280,087
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 8/15/43	1,835	2,096,634
		27,941,356
Virginia — 1.0%
Virginia Public School Authority, RB, School Financing, 6.50%, 12/01/35	1,100	1,287,638
Washington — 5.0%
City of Seattle Washington, Refunding RB, Series A, 5.25%, 2/01/36	1,000	1,138,990
State of Washington, GO:
Motor Vehicle Tax, Senior 520, Corridor Program, Series C, 5.00%, 6/01/41	2,000	2,213,660
Various Purpose, Series B, 5.25%, 2/01/36	725	829,900
University of Washington, Refunding RB, Acension Health, Series A, 5.00%, 7/01/41	1,880	2,126,337
		6,308,887
Wisconsin — 1.1%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Series D, 5.00%, 11/15/41 (a)	1,250	1,355,550
Total Municipal Bonds – 120.5%		153,627,195

BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	APRIL 30, 2012	3

Schedule of Investments (continued)	BlackRock MuniYield Investment Quality Fund (MFT)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)	Par (000)	Value
Alabama — 1.3%
Mobile Board of Water & Sewer Commissioners, RB (NPFGC), 5.00%, 1/01/31	$1,500	$1,577,835
California — 2.2%
San Diego Community College District California, GO, Election of 2002 (AGM), 5.00%, 5/01/15 (c)	2,500	2,845,325
District of Columbia — 0.7%
District of Columbia Water & Sewer Authority, Refunding RB, Series A, 6.00%, 10/01/35	750	929,463
Florida — 2.6%
Hillsborough County Aviation Authority, RB, Series A, AMT (AGC), 5.50%, 10/01/38	2,499	2,642,927
Lee County Housing Finance Authority, RB, Multi-County Program, Series A-2, AMT (Ginnie Mae), 6.00%, 9/01/40	615	655,037
		3,297,964
Illinois — 2.5%
Chicago Transit Authority, Refunding RB, Federal Transit Administration Section 5309 (AGM), 5.00%, 6/01/28	2,999	3,221,553
Kentucky — 0.9%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/27	1,002	1,143,636
Massachusetts — 1.8%
Massachusetts School Building Authority, RB, Senior Series B, 5.00%, 10/15/41	2,040	2,286,310
Nevada — 7.4%
Clark County Water Reclamation District, GO:
Limited Tax, 6.00%, 7/01/38	2,010	2,467,214
Series B, 5.50%, 7/01/29	1,994	2,301,361
Las Vegas Valley Water District, GO, Refunding, Series C, 5.00%, 6/01/28	4,200	4,700,472
		9,469,047
New Jersey — 2.3%
New Jersey EDA, RB, School Facilities Construction, Series Z (AGC), 6.00%, 12/15/34	1,000	1,146,640
New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	1,610	1,733,006
		2,879,646
New York — 14.3%
Hudson New York Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	1,000	1,128,470

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)	Par (000)	Value
New York (concluded)
New York City Municipal Water Finance Authority, RB:
Second General Resolution, Fiscal 2012, Series BB, 5.25%, 6/15/44	$2,999	$3,382,540
Series FF-2, 5.50%, 6/15/40	1,095	1,250,975
New York City Transitional Finance Authority, RB, Sub-Series E-1, 5.00%, 2/01/42	1,160	1,288,213
New York Liberty Development Corp., RB, 1 World Trade Center Project, 5.25%, 12/15/43	3,000	3,370,950
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51	1,770	2,009,145
New York State Dormitory Authority, ERB, Series B, 5.25%, 3/15/38	3,250	3,601,000
New York State Thruway Authority, RB, Series G (AGM), 5.00%, 1/01/32	2,000	2,197,560
		18,228,853
Puerto Rico — 1.0%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Series C, 5.25%, 8/01/40	1,200	1,313,040
Texas — 4.3%
City of San Antonio Texas, Refunding RB, Series A, 5.25%, 2/01/31	2,609	2,993,338
Waco Educational Finance Corporation, Refunding RB, Baylor University, 5.00%, 3/01/43	2,220	2,465,709
		5,459,047
Utah — 0.9%
City of Riverton Utah Hospital, RB, IHC Health Services, Inc., 5.00%, 8/15/41	1,005	1,076,884
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 42.2%		53,728,603
Total Long-Term Investments (Cost – $190,582,419) – 162.7%		207,355,798

Short-Term Securities	Shares

FFI Institutional Tax-Exempt Fund, 0.09% (d)(e)	3,993,146	3,993,146
Total Short-Term Securities (Cost – $3,993,146) – 3.1%		3,993,146

BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	APRIL 30, 2012	4

Schedule of Investments (continued)	BlackRock MuniYield Investment Quality Fund (MFT)
(Percentages shown are based on Net Assets)

Value
Total Investments (Cost - $194,575,565*) – 165.8%	$211,348,944
Liabilities in Excess of Other Assets – (0.2)%	(274,108)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (21.2)%	(27,070,481)
VMTP Shares, at Liquidation Value – (44.4)%	(56,500,000)
Net Assets Applicable to Common Shares – 100.0%	$127,504,355

*	As of April 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax Cost	$167,546,973
Gross unrealized appreciation	$16,797,100
Gross unrealized depreciation	(53,048)
Net unrealized appreciation	$16,744,052

(a)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Jeffries & Company, Inc.	$1,356,396	$(7,824)
Morgan Stanley	$1,355,550	$12,575

(b)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(c)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2011	Net Activity	Shares Held at April 30, 2012	Income

FFI Institutional Tax-Exempt Fund	6,706,791	(2,713,645)	3,993,146	$560

(e)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
EDA	Economic Development Authority
ERB	Education Revenue Bonds
Fannie Mae	Federal National Mortgage Association
GARB	General Airport Revenue Bonds
Ginnie Mae	Government National Mortgage Association
GO	General Obligation Bonds
HRB	Housing Revenue Bonds
ISD	Independent School District
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

•	Financial futures contracts sold as of April 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
129	10-Year US Treasury Note	Chicago Board of Trade	June 2012	$17,064,281	$(191,729)

BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	APRIL 30, 2012	5

Schedule of Investments (concluded)	BlackRock MuniYield Investment Quality Fund (MFT)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of April 30, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$207,355,798	—	$207,355,798
Short-Term Securities	$3,993,146	—	—	3,993,146
Total	$3,993,146	$207,355,798	—	$211,348,944

[1]	See above Schedule of Investments for values in each state or political subdivision.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(191,729)	—	—	$(191,729)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and liabilities are held at carrying amount which approximates fair value. Such assets and liabilities are categorized within the disclosure hierarchy as follows:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for financial futures contracts	$171,000	—	—	$171,000
Liabilities:
TOB trust certificates	—	$(27,057,919)	—	(27,057,919)
VMTP shares	—	(56,500,000)	—	(56,500,000)
Total	$171,000	$(83,557,919)	—	$(83,386,919)

There were no transfers between levels during the period ended April 30, 2012.

BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	APRIL 30, 2012	6

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Investment Quality Fund

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Investment Quality Fund

Date: June 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Investment Quality Fund

Date: June 22, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Investment Quality Fund

Date: June 22, 2012